Fair Value Measurements - Fair Value of Other Financial Instruments (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount				$ 3,612,035	$ 3,010,274
Deemed dividends	$ 46,990,000	$ 266,772,000	$ (3,071,000)	80,086,341	$ 3,076,566
2020 Convertible Promissory Notes Embedded Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount				5,125,000
Fair Value				$ 7,424,039